Operating Lease Arrangements - Summary of Future Minimum Lease Payments of Non-cancellable Operating Lease Agreements (Lessor) (Detail) - Dec. 31, 2018 $ in Thousands, $ in Thousands	USD ($)	TWD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 145,894	$ 4,465,827
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	29,954	916,891
1-5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	78,139	2,391,843
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 37,801	$ 1,157,093